UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7899
                                   811-7885

Name of Fund: BlackRock Aggregate Bond Index Fund of BlackRock Index Funds, Inc.
              Master Core Bond Enhanced Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Aggregate Bond Index Fund of BlackRock Index Funds, Inc. and Master Core Bond Enhanced Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments

BlackRock Aggregate Bond Index Fund of BlackRock Index Funds, Inc. Schedule of Investments as of September 30, 2006

                              Beneficial
                                Interest  Mutual Funds                                                           Value
-------------------------------------------------------------------------------------------------------------------------
                           $ 123,749,109  Master Aggregate Bond Index Series of Quantitative Master
                                          Series Trust                                                       $321,874,685
-------------------------------------------------------------------------------------------------------------------------
                                          Total Investments (Cost - $321,867,866) - 100.2%                    321,874,685

                                          Liabilities in Excess of Other Assets - (0.2%)                         (519,659)
                                                                                                             ------------
                                          Net Assets - 100.0%                                                $321,355,026
                                                                                                             ============

Master Aggregate Bond Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                  Face     Interest           Maturity
                     Issue                      Amount       Rate              Date(s)                           Value
-------------------------------------------------------------------------------------------------------------------------
Government & Agency  Fannie Mae           $  1,595,000       4.25%            9/15/2007                      $  1,581,722
Obligations - 39.9%                          1,800,000      6.625            10/15/2007                         1,826,807
                                               895,000       3.25             1/15/2008                           875,164
                                            27,030,000       5.75             2/15/2008 (d)                    27,281,325
                                             7,740,000       2.50             6/15/2008                         7,428,612
                                            15,025,000       3.25             8/15/2008                        14,564,589
                                            21,425,000       4.50            10/15/2008 (d)                    21,241,881
                                             4,335,000      4.875             4/15/2009                         4,329,473
                                            28,855,000      6.625             9/15/2009                        30,197,739
                                             3,140,000      5.125             4/15/2011                         3,167,676
                                            31,035,000       6.00             5/15/2011                        32,420,899
                                             8,430,000      4.375             3/15/2013 (d)                     8,162,761
                                             5,480,000      4.625            10/15/2014                         5,359,435
                                             2,100,000      5.375             7/15/2016                         2,161,547
                                               140,000       5.25             9/15/2016                           142,731
                                             1,340,000       7.25             5/15/2030                         1,721,068
                     ----------------------------------------------------------------------------------------------------
                     Freddie Mac            15,415,000      4.875             3/15/2007                        15,384,864
                                             4,860,000       5.75             4/15/2008                         4,913,266
                                             5,555,000      5.125             4/18/2008                         5,565,216
                                            10,820,000      4.875             2/17/2009                        10,804,592
                                             4,170,000       5.25             5/21/2009                         4,200,316
                                            21,970,000      4.125             7/12/2010                        21,378,326
                                            10,920,000       5.25             7/18/2011                        11,073,273
                                             8,355,000      4.875            11/15/2013                         8,311,746
                                            13,465,000       4.75            11/17/2015                        13,245,170
                                             1,920,000       4.75             1/19/2016                         1,887,433
                                             2,280,000       5.25             4/18/2016                         2,326,847
                                             8,655,000       6.75             9/15/2029 (d)                    10,506,140
                                             1,845,000       6.25             7/15/2032                         2,137,316
                     ----------------------------------------------------------------------------------------------------
                     Tennessee Valley        1,390,000       6.25            12/15/2017                         1,534,588
                     Authority Series E
                     ----------------------------------------------------------------------------------------------------
                     U.S. Treasury Bonds    14,375,000       8.75             5/15/2017                        19,193,989
                                             8,625,000       8.50             2/15/2020                        11,753,581
                                             5,800,000      8.125             8/15/2021                         7,814,595
                                             8,225,000       6.25             8/15/2023                         9,549,357
                                             2,950,000      6.875             8/15/2025                         3,685,886
                                             3,680,000      6.375             8/15/2027                         4,417,726
                                             1,880,000      5.375             2/15/2031                         2,030,547
                                             2,730,000       4.50             2/15/2036                         2,615,894
                     ----------------------------------------------------------------------------------------------------
                     U.S. Treasury Notes     9,000,000      4.875             8/15/2009                         9,061,173
                                            20,000,000       4.50             9/30/2011                        19,923,440
                                             5,890,000       4.00            11/15/2012                         5,705,019
                                            15,000,000      4.875             8/15/2016                        15,283,590
                     ----------------------------------------------------------------------------------------------------
                     Total Government & Agency Obligations (Cost - $386,024,231) - 39.9%                      386,767,319
-------------------------------------------------------------------------------------------------------------------------
Government Agency    Fannie Mae                452,420       5.50        6/01/2011 - 2/01/2019                    453,616
Mortgage-Backed      Guaranteed                555,576       6.00        2/01/2013 - 6/01/2015                    562,592
Securities* - 36.1%  Pass-Through              388,076       6.50        1/01/2013 - 5/01/2016                    396,559
                     Certificates              739,091       6.50       12/01/2025 - 1/01/2030                    757,278
                                               243,680       7.00        4/01/2027 - 3/01/2031                    251,462
                                               206,084       7.50       10/01/2027 - 5/01/2032                    213,736
                                                 9,731       8.00             9/01/2015                            10,230

Master Aggregate Bond Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                  Face     Interest           Maturity
                     Issue                      Amount       Rate              Date(s)                           Value
-------------------------------------------------------------------------------------------------------------------------
                                          $    185,376       8.00%      11/01/2029 - 9/01/2031               $    195,932
                                                17,405       8.50        5/01/2030 - 1/01/2031                     18,708
                                                46,974       9.50             7/01/2017                            51,176
                                                20,827      10.00       10/01/2018 - 5/01/2022                     22,865
                                                 8,042      10.50            12/01/2016                             8,596
                     ----------------------------------------------------------------------------------------------------
                     Freddie Mac             3,848,989       4.00        9/01/2020 - 1/01/2021 (h)              3,632,265
                     Mortgage               31,799,085       4.50        2/01/2011 - 6/01/2021                 30,724,966
                     Participation           6,963,318       4.50        4/01/2034 - 1/01/2036                  6,513,376
                     Certificates           25,831,374       5.00       11/01/2017 - 7/01/2021 (h)             25,428,742
                                            73,409,307       5.00        8/01/2035 - 7/01/2036 (h)             70,647,341
                                             9,625,992       5.50        4/01/2014 - 8/01/2021                  9,636,134
                                            90,204,165       5.50        8/01/2035 - 7/01/2036 (h)             88,981,685
                                             3,327,126       6.00        4/01/2016 - 10/01/2017                 3,375,196
                                            44,740,000       6.00            10/15/2036                        44,963,700
                                             1,273,062       6.50        4/01/2015 - 3/01/2036                  1,298,186
                                            16,673,124       6.50        1/01/2026 - 10/15/2036                17,019,726
                                               329,127       7.00        1/01/2011 - 7/01/2017                    336,770
                                             2,749,863       7.00        1/01/2020 - 11/01/2032                 2,832,993
                                               122,809       7.50        5/01/2007 - 4/01/2016                    126,759
                                               560,637       7.50        1/01/2023 - 9/01/2032                    581,756
                                               335,676       8.00       11/01/2024 - 3/01/2032                    353,312
                                                38,457       8.50        5/01/2028 - 8/01/2030                     41,224
                                                 8,355       9.00             9/01/2014                             8,849
                                               185,234       9.50             2/01/2019                           199,111
                                                33,788      10.00        3/01/2010 - 9/01/2017                     35,517
                                                25,100      10.50             4/01/2016                            26,418
                                                10,189      11.00             9/01/2016                            11,288
                                                 3,718      11.50             8/01/2015                             4,059
                                                15,770      12.50             2/01/2014                            17,569
                     ----------------------------------------------------------------------------------------------------
                     Ginnie Mae MBS          2,558,183       4.50             9/15/2035 (h)                     2,417,391
                     Certificates            8,140,699       5.00        4/15/2035 - 5/15/2036                  7,912,946
                                            13,997,193       5.50        1/15/2035 - 5/15/2036                 13,904,558
                                            11,346,706       6.00        4/20/2026 - 12/15/2036                11,490,020
                                                41,449       6.50        2/15/2014 - 5/15/2014                     42,330
                                             1,875,198       6.50        4/15/2026 - 11/15/2034                 1,926,121
                                                26,199       7.00             4/15/2013                            27,008
                                             1,115,348       7.00        7/15/2027 - 10/15/2031                 1,152,237
                                               427,930       7.50        3/15/2024 - 3/15/2032                    445,792
                                               219,580       8.00       12/15/2022 - 6/15/2031                    232,688
                                                86,614       8.50       11/15/2017 - 3/15/2031                     92,909
                                                58,439       9.00        4/15/2018 - 11/15/2024                    62,881
                                                 6,987       9.50             9/15/2021                             7,659
                     ----------------------------------------------------------------------------------------------------
                     Total Government Agency Mortgage-Backed Securities (Cost - $349,656,821) - 36.1%         349,454,232
-------------------------------------------------------------------------------------------------------------------------

                                    Face
                                  Amount  Non-Government Agency Mortgage-Backed Securities*
-------------------------------------------------------------------------------------------------------------------------
Collateralized               $ 7,801,898  Residential Accredit Loans, Inc. Series 2005-QS12 Class A8,
Mortgage                                  5.672% due 8/25/2035 (c)                                              7,806,290
Obligations - 0.8%
-------------------------------------------------------------------------------------------------------------------------
Commercial                     5,287,513  CS First Boston Mortgage Securities Corp. Series 2004-FL1A
Mortgage-Backed                           Class A, 5.54% due 5/15/2014 (a)(c)                                   5,287,635
Securities - 6.3%             15,000,000  CS First Boston Mortgage Securities Corp. Series 2005-CN2A Class
                                          A2, 5.73% due 11/15/2019 (a)(c)                                      15,009,198

Master Aggregate Bond Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                           Face
                                         Amount  Non-Government Agency Mortgage-Backed Securities*                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   $  4,721,924  Commercial Mortgage Pass-Through Certificates Series 2005-F10A
                                                 Class A1, 5.42% due 4/15/2017 (a)(c)                                $    4,722,472
                                      1,267,556  Greenwich Capital Commercial Funding Corp. Series 2004-FL2A Class
                                                 A2, 5.501% due 11/05/2019 (c)                                            1,268,128
                                     12,370,913  Greenwich Capital Commercial Funding Corp. Series 2005-FL3A Class
                                                 A2, 5.521% due 10/05/2020 (a)(c)                                        12,370,913
                                     18,792,807  JPMorgan Chase Commercial Mortgage Securities Corp.
                                                 Series 2004-FL1A Class A2, 5.50% due 4/16/2019 (c)                      18,801,217
                                      3,727,112  Lehman Brothers Floating Rate Commercial Mortgage Trust
                                                 Series 2004-LLFA Class A2, 5.49% due 10/15/2017 (a)(c)                   3,728,115
                                                                                                                     --------------
                                                                                                                         61,187,678
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Non-Government Agency Mortgage-Backed Securities
                                                 (Cost - $68,969,724) - 7.1%                                             68,993,968
-----------------------------------------------------------------------------------------------------------------------------------

Industry                                         Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.7%              200,000  BAE Systems Holdings, Inc., 4.75% due 8/15/2010 (a)                        194,813
                                      1,000,000  Boeing Capital Corp., 7.375% due 9/27/2010                               1,078,050
                                        540,000  General Dynamics Corp., 3% due 5/15/2008                                   521,576
                                        300,000  Honeywell International, Inc., 6.125% due 11/01/2011                       312,113
                                        605,000  Honeywell International, Inc., 5.40% due 3/15/2016                         606,755
                                        450,000  Lockheed Martin Corp., 6.15% due 9/01/2036 (a)                             471,554
                                        587,000  Northrop Grumman Corp., 7.125% due 2/15/2011                               628,535
                                        165,000  Northrop Grumman Corp., 7.75% due 2/15/2031                                205,767
                                         21,000  Raytheon Co., 6.15% due 11/01/2008                                          21,362
                                        350,000  Raytheon Co., 6.75% due 3/15/2018                                          383,097
                                        150,000  Rockwell Collins, Inc., 4.75% due 12/01/2013                               147,020
                                        600,000  United Technologies Corp., 4.875% due 11/01/2006                           599,494
                                      1,355,000  United Technologies Corp., 6.35% due 3/01/2011                           1,415,606
                                                                                                                     --------------
                                                                                                                          6,585,742
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.0%           90,000  United Parcel Service, Inc., 8.375% due 4/01/2020                          115,522
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                         540,000  Continental Airlines, Inc. Series 2002-1, 6.563% due 8/15/2013             561,941
                                        250,000  Southwest Airlines Co., 5.125% due 3/01/2017                               236,702
                                                                                                                     --------------
                                                                                                                            798,643
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.0%                  200,000  Johnson Controls, Inc., 5.25% due 1/15/2011                                198,023
                                        200,000  Johnson Controls, Inc., 4.875% due 9/15/2013                               190,539
                                                                                                                     --------------
                                                                                                                            388,562
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                      150,000  DaimlerChrysler NA Holding Corp., 5.875% due 3/15/2011                     150,197
                                        280,000  DaimlerChrysler NA Holding Corp., 7.30% due 1/15/2012                      297,606
                                        425,000  DaimlerChrysler NA Holding Corp., 6.50% due 11/15/2013                     435,824
                                        350,000  DaimlerChrysler NA Holding Corp., 8.50% due 1/18/2031                      415,943
                                        150,000  Harley-Davidson, Inc., 3.625% due 12/15/2008 (a)                           145,162
                                                                                                                     --------------
                                                                                                                          1,444,732
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.3%                        135,000  Anheuser-Busch Cos., Inc., 4.625% due 2/01/2015                            128,658
                                        160,000  Anheuser-Busch Cos., Inc., 5.95% due 1/15/2033                             166,067
                                        140,000  Anheuser-Busch Cos., Inc., 6% due 11/01/2041                               143,743
                                        645,000  Coca-Cola Enterprises, Inc., 6.75% due 9/15/2028                           716,208
                                        140,000  Diageo Capital Plc, 3.50% due 11/19/2007                                   137,257
                                        550,000  Diageo Finance B.V., 5.30% due 10/28/2015                                  539,396
                                        250,000  Miller Brewing Co., 5.50% due 8/15/2013 (a)                                247,644
                                        250,000  PepsiAmericas, Inc., 5% due 5/15/2017                                      239,453
                                        255,000  Pepsi Bottling Group, Inc. Series B, 7% due 3/01/2029                      293,440
                                         92,000  Pepsi Bottling Holdings, Inc., 5.625% due 2/17/2009 (a)                     93,031
                                                                                                                     --------------
                                                                                                                          2,704,897
-----------------------------------------------------------------------------------------------------------------------------------

Master Aggregate Bond Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                           Face
Industry                                 Amount  Fixed Income Securities                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%               $    525,000  Amgen, Inc., 4% due 11/18/2009                                      $      508,926
                                        180,000  Genentech, Inc., 4.40% due 7/15/2010                                       175,619
                                        175,000  Genentech, Inc., 5.25% due 7/15/2035                                       164,379
                                                                                                                     --------------
                                                                                                                            848,924
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%                250,000  Masco Corp., 4.80% due 6/15/2015                                           227,322
                                         45,000  Masco Corp., 6.50% due 8/15/2032                                            43,111
                                                                                                                     --------------
                                                                                                                            270,433
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.5%                  600,000  The Bank of New York Co., Inc. Series CD, 5.05% due 3/03/2009              595,944
                                      1,100,000  The Bear Stearns Cos., Inc., 3.25% due 3/25/2009                         1,052,463
                                        525,000  The Bear Stearns Cos., Inc., 4.65% due 7/02/2018                           484,331
                                        800,000  Credit Suisse First Boston USA, Inc., 6.50% due 1/15/2012                  842,814
                                        150,000  Credit Suisse First Boston USA, Inc., 5.125% due 8/15/2015                 146,585
                                        530,000  Credit Suisse First Boston USA, Inc., 7.125% due 7/15/2032                 621,066
                                         70,000  Goldman Sachs Group, Inc., 4.125% due 1/15/2008                             69,109
                                      1,000,000  Goldman Sachs Group, Inc., 3.875% due 1/15/2009                            973,029
                                      1,900,000  Goldman Sachs Group, Inc., 6.60% due 1/15/2012                           2,004,863
                                        400,000  Goldman Sachs Group, Inc., 5.25% due 4/01/2013                             395,666
                                        525,000  Goldman Sachs Group, Inc., 5.125% due 1/15/2015                            508,986
                                        500,000  Goldman Sachs Group, Inc., 5.35% due 1/15/2016                             490,771
                                        530,000  Goldman Sachs Group, Inc., 6.125% due 2/15/2033                            527,972
                                        200,000  Jefferies Group, Inc., 6.25% due 1/15/2036                                 192,959
                                        600,000  Lehman Brothers Holdings, Inc., 7% due 2/01/2008                           612,469
                                        500,000  Lehman Brothers Holdings, Inc., 3.50% due 8/07/2008                        485,215
                                        245,000  Lehman Brothers Holdings, Inc., 7.875% due 8/15/2010                       266,966
                                        375,000  Lehman Brothers Holdings, Inc., 6.625% due 1/18/2012                       397,688
                                        400,000  Lehman Brothers Holdings, Inc., 4.80% due 3/13/2014                        383,709
                                        300,000  Lehman Brothers Holdings, Inc., 5.50% due 4/04/2016                        298,892
                                        250,000  Mellon Funding Corp., 5% due 12/01/2014                                    243,825
                                        600,000  Morgan Stanley, 4.25% due 5/15/2010                                        580,212
                                        845,000  Morgan Stanley, 6.60% due 4/01/2012                                        897,228
                                        200,000  Morgan Stanley, 5.375% due 10/15/2015                                      197,482
                                        600,000  Morgan Stanley, 7.25% due 4/01/2032                                        695,557
                                        150,000  State Street Bank & Trust Co., 5.30% due 1/15/2016                         149,112
                                        300,000  UBS AG, 5.875% due 7/15/2016                                               308,765
                                                                                                                     --------------
                                                                                                                         14,423,678
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.2%                        170,000  Albemarle Corp., 5.10% due 2/01/2015                                       161,677
                                        175,000  Cytec Industries, Inc., 6% due 10/01/2015                                  172,850
                                        600,000  The Dow Chemical Co., 6% due 10/01/2012                                    620,379
                                        150,000  Lubrizol Corp., 6.50% due 10/01/2034                                       151,159
                                        345,000  Potash Corp. of Saskatchewan Inc., 7.75% due 5/31/2011                     377,220
                                        235,000  Praxair, Inc., 6.50% due 3/01/2008                                         238,932
                                         70,000  Praxair, Inc., 3.95% due 6/01/2013                                          64,726
                                        200,000  Rohm & Haas Co., 7.85% due 7/15/2029                                       244,739
                                        250,000  Yara International ASA, 5.25% due 12/15/2014 (a)                           239,958
                                                                                                                     --------------
                                                                                                                          2,271,640
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.5%                 825,000  BB&T Corp., 6.50% due 8/01/2011                                            868,679
                                        300,000  Bank of America NA, 6% due 6/15/2016                                       312,809
                                        295,000  Bank One Corp., 5.90% due 11/15/2011                                       302,505
                                        378,000  Bank One Corp., 8% due 4/29/2027                                           465,594
                                        400,000  Comerica, Inc., 4.80% due 5/01/2015                                        377,637
                                        535,000  Corporacion Andina de Fomento, 6.875% due 3/15/2012                        570,002
                                        460,000  Deutsche Bank Financial, Inc., 7.50% due 4/25/2009                         483,956

Master Aggregate Bond Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                           Face
Industry                                 Amount  Fixed Income Securities                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   $    500,000  Eksportfinans A/S, 4.75% due 12/15/2008                             $      497,835
                                        350,000  Eksportfinans A/S, 5.50% due 5/25/2016                                     360,992
                                        500,000  Fifth Third Bank, 4.20% due 2/23/2010                                      485,870
                                      1,425,000  HSBC Bank USA NA, 5.875% due 11/01/2034                                  1,416,195
                                        200,000  Huntington National Bank, 5.50% due 2/15/2016                              196,202
                                      1,000,000  KFW International Finance, 5.125% due 5/13/2009                          1,006,899
                                        335,000  Key Bank National Association, 5% due 7/17/2007                            333,498
                                        450,000  Key Bank National Association, 4.95% due 9/15/2015                         431,218
                                        600,000  KfW - Kreditanstalt fuer Wiederaufbau, 3.25% due 3/30/2009                 576,656
                                        600,000  KfW - Kreditanstalt fuer Wiederaufbau, 4.125% due 10/15/2014               570,574
                                      1,130,000  KfW - Kreditanstalt fuer Wiederaufbau, 4.375% due 7/21/2015              1,082,248
                                      1,000,000  Korea Development Bank, 4.75% due 7/20/2009                                985,583
                                        395,000  M&I Marshall & Ilsley Bank, 4.125% due 9/04/2007                           391,242
                                        500,000  M&T Bank Corp., 3.85% due 4/01/2013 (a)(c)                                 490,506
                                        570,000  National Australia Bank Ltd. Series A, 8.60% due 5/19/2010                 633,086
                                        600,000  National City Bank, 4.50% due 3/15/2010                                    585,484
                                        295,000  National City Bank of Indiana, 4% due 9/28/2007                            290,376
                                        500,000  PNC Funding Corp., 4.20% due 3/10/2008 (e)                                 491,616
                                        200,000  Popular North America, Inc., 4.70% due 6/30/2009                           196,117
                                        350,000  Regions Financial Corp., 6.375% due 5/15/2012                              367,516
                                      1,065,000  Royal Bank of Scotland Group Plc, 5.05% due 1/08/2015                    1,039,374
                                        200,000  Santander Central Hispano Issuances Ltd., 7.625% due 9/14/2010             216,993
                                        450,000  Sovereign Bank, 5.125% due 3/15/2013                                       440,618
                                        400,000  Synovus Financial Corp., 4.875% due 2/15/2013                              390,547
                                        120,000  US Bancorp Series N, 3.95% due 8/23/2007                                   118,598
                                        400,000  US Bank NA, 4.40% due 8/15/2008                                            395,532
                                        500,000  US Bank NA, 6.30% due 2/04/2014                                            529,776
                                        400,000  UnionBanCal Corp., 5.25% due 12/16/2013                                    394,219
                                        625,000  Wachovia Bank NA, 4.875% due 2/01/2015                                     601,968
                                        200,000  Wachovia Bank NA, 5.60% due 3/15/2016                                      201,824
                                        895,000  Wachovia Corp., 5.625% due 12/15/2008                                      902,568
                                        870,000  Wachovia Corp., 3.625% due 2/17/2009                                       840,296
                                         30,000  Wachovia Corp., 5.25% due 8/01/2014                                         29,669
                                      1,970,000  Wells Fargo & Co., 3.125% due 4/01/2009                                  1,879,106
                                        250,000  Wells Fargo & Co., 5.125% due 9/15/2016                                    244,803
                                        600,000  Wells Fargo & Co., 5.375% due 2/07/2035                                    569,698
                                        350,000  Westpac Banking Corp., 4.625% due 6/01/2018                                325,015
                                                                                                                     --------------
                                                                                                                         23,891,499
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                 1,000,000  International Lease Finance Corp., 5% due 4/15/2010                        986,161
Supplies - 0.3%                         385,000  Pitney Bowes, Inc., 4.75% due 5/15/2018                                    361,065
                                        250,000  RR Donnelley & Sons Co., 4.95% due 5/15/2010                               243,086
                                         80,000  Science Applications International Corp., 5.50% due 7/01/2033               70,967
                                      1,250,000  Waste Management, Inc., 7.375% due 8/01/2010                             1,339,803
                                                                                                                     --------------
                                                                                                                          3,001,082
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.2%         615,000  Alltel Corp., 7% due 7/01/2012                                             653,641
                                        425,000  Cisco Systems, Inc., 5.50% due 2/22/2016                                   428,380
                                        100,000  Harris Corp., 6.35% due 2/01/2028                                          102,686
                                        350,000  Motorola Inc., 7.625% due 11/15/2010                                       380,383
                                                                                                                     --------------
                                                                                                                          1,565,090
-----------------------------------------------------------------------------------------------------------------------------------

Master Aggregate Bond Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                           Face
Industry                                 Amount  Fixed Income Securities                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.2%     $    200,000  Dell, Inc., 7.10% due 4/15/2028                                     $      227,182
                                        335,000  Hewlett-Packard Co., 3.625% due 3/15/2008                                  327,179
                                        395,000  International Business Machines Corp., 6.45% due 8/01/2007                 397,791
                                        500,000  International Business Machines Corp., 4.75% due 11/29/2012                488,890
                                        550,000  International Business Machines Corp., 5.875% due 11/29/2032               562,955
                                                                                                                     --------------
                                                                                                                          2,003,997
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%           355,000  Hanson Australia Funding Ltd., 5.25% due 3/15/2013                         342,337
                                        250,000  Lafarge SA, 6.50% due 7/15/2016                                            258,315
                                                                                                                     --------------
                                                                                                                            600,652
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.9%               1,535,000  American Express Co., 3.75% due 11/20/2007                               1,510,064
                                        875,000  American General Finance Corp. Series H, 5.375% due 10/01/2012             872,096
                                        800,000  Capital One Bank, 4.875% due 5/15/2008                                     795,246
                                        250,000  Capital One Financial Corp., 6.15% due 9/01/2016                           252,966
                                        150,000  CitiFinancial, 10% due 5/15/2009                                           167,913
                                      1,015,000  HSBC Finance Corp., 5.875% due 2/01/2009                                 1,031,776
                                        800,000  HSBC Finance Corp., 4.75% due 5/15/2009                                    792,748
                                        300,000  HSBC Finance Corp., 4.75% due 4/15/2010                                    296,008
                                        750,000  HSBC Finance Corp., 7% due 5/15/2012                                       810,913
                                        450,000  HSBC Finance Corp., 4.75% due 7/15/2013                                    434,633
                                        400,000  MBNA America Bank NA, 4.625% due 8/03/2009                                 394,825
                                        225,000  MBNA America Bank NA, 7.125% due 11/15/2012                                246,018
                                      1,000,000  SLM Corp., 5.375% due 5/15/2014                                            992,245
                                                                                                                     --------------
                                                                                                                          8,597,451
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.0%           200,000  Sealed Air Corp., 5.375% due 4/15/2008 (a)                                 199,712
                                        135,000  Sealed Air Corp., 6.95% due 5/15/2009 (a)                                  139,703
                                                                                                                     --------------
                                                                                                                            339,415
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer                    300,000  J Paul Getty Trust Series 2003, 5.875% due 10/01/2033                      301,007
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                   113,000  Bank of America Corp., 6.60% due 5/15/2010                                 117,982
Services - 1.9%                       1,455,000  Bank of America Corp., 4.50% due 8/01/2010                               1,423,653
                                        750,000  Bank of America Corp., 4.875% due 1/15/2013                                734,826
                                      1,000,000  Bank of America Corp., 4.75% due 8/01/2015                                 960,051
                                        730,000  Brascan Corp., 5.75% due 3/01/2010                                         735,560
                                        250,000  CIT Group Funding Co. of Canada, 5.20% due 6/01/2015                       243,650
                                        600,000  CIT Group, Inc., 5.75% due 9/25/2007                                       601,426
                                        400,000  CIT Group, Inc., 5.50% due 11/30/2007                                      401,097
                                        640,000  CIT Group, Inc., 4.125% due 11/03/2009                                     620,299
                                        300,000  CIT Group, Inc., 5% due 2/13/2014                                          290,011
                                        250,000  CIT Group, Inc., 6% due 4/01/2036                                          243,429
                                         90,000  Citicorp, 6.375% due 11/15/2008                                             92,187
                                        600,000  Citigroup, Inc., 3.50% due 2/01/2008                                       587,175
                                        125,000  Citigroup, Inc., 6.50% due 1/18/2011                                       131,246
                                        200,000  Citigroup, Inc., 6% due 2/21/2012                                          207,640
                                        540,000  Citigroup, Inc., 6.625% due 6/15/2032                                      590,642
                                        375,000  Citigroup, Inc., 6% due 10/31/2033                                         379,510
                                        575,000  Citigroup, Inc., 5.85% due 12/11/2034                                      579,710
                                        500,000  General Electric Capital Corp., 4.25% due 1/15/2008                        494,433
                                      1,855,000  General Electric Capital Corp., 6.75% due 3/15/2032                      2,120,339
                                      1,000,000  General Electric Capital Corp. Series A, 4.125% due 3/04/2008              985,963
                                      1,000,000  General Electric Capital Corp. Series A, 4.875% due 10/21/2010             990,959

Master Aggregate Bond Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                           Face
Industry                                 Amount  Fixed Income Securities                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   $    750,000  JPMorgan Chase & Co., 4% due 2/01/2008                              $      737,745
                                        400,000  JPMorgan Chase & Co., 3.50% due 3/15/2009                                  385,101
                                        500,000  JPMorgan Chase & Co., 4.50% due 11/15/2010                                 487,679
                                      1,245,000  JPMorgan Chase & Co., 6.625% due 3/15/2012                               1,320,491
                                        380,000  JPMorgan Chase & Co., 5.125% due 9/15/2014                                 372,623
                                        500,000  JPMorgan Chase & Co., 5.15% due 10/01/2015                                 487,712
                                        390,000  Nissan Motor Acceptance Corp., 4.625% due 3/08/2010 (a)                    379,677
                                        430,000  Toyota Motor Credit Corp., 4.25% due 3/15/2010                             417,755
                                        625,000  UFJ Finance Aruba AEC, 6.75% due 7/15/2013                                 668,879
                                                                                                                     --------------
                                                                                                                         18,789,450
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication           940,000  AT&T, Inc., 5.30% due 11/15/2010                                           937,234
Services - 1.5%                         900,000  Ameritech Capital Funding, 6.45% due 1/15/2018                             919,475
                                        800,000  BellSouth Corp., 5% due 10/15/2006                                         799,866
                                        614,000  BellSouth Corp., 6% due 10/15/2011                                         627,886
                                        500,000  BellSouth Corp., 5.20% due 9/15/2014                                       481,926
                                        170,000  BellSouth Corp., 6.55% due 6/15/2034                                       170,281
                                        350,000  BellSouth Corp., 6% due 11/15/2034                                         328,532
                                      1,295,000  British Telecommunications Plc, 8.375% due 12/15/2010                    1,451,233
                                        200,000  British Telecommunications Plc, 8.875% due 12/15/2030                      266,814
                                        800,000  Deutsche Telekom International Finance BV,
                                                 3.875% due 7/22/2008                                                       781,840
                                        150,000  Deutsche Telekom International Finance BV, 8% due 6/15/2010                163,634
                                        300,000  Deutsche Telekom International Finance BV,
                                                 5.75% due 3/23/2016                                                        293,513
                                        450,000  Deutsche Telekom International Finance BV,
                                                 8.25% due 6/15/2030                                                        549,760
                                        530,000  Embarq Corp., 7.082% due 6/01/2016                                         540,652
                                        400,000  France Telecom SA, 8.50% due 3/01/2031                                     521,898
                                      1,100,000  GTE Corp., 6.84% due 4/15/2018                                           1,163,586
                                        255,000  GTE Corp., 6.94% due 4/15/2028                                             264,106
                                        490,000  Royal KPN NV, 8% due 10/01/2010                                            529,385
                                        750,000  SBC Communications, Inc., 6.15% due 9/15/2034                              726,085
                                        200,000  Tele-Communications-TCI Group, 9.80% due 2/01/2012                         236,235
                                        750,000  Telecom Italia Capital SA, 5.25% due 11/15/2013                            710,160
                                        200,000  Telecom Italia Capital SA, 4.95% due 9/30/2014                             183,688
                                        475,000  Telecom Italia Capital SA, 5.25% due 10/01/2015                            440,138
                                        200,000  Telecom Italia Capital SA, 6% due 9/30/2034                                178,812
                                        250,000  Telefonos de Mexico, SA de CV, 4.75% due 1/27/2010                         243,862
                                        575,000  Verizon Global Funding Corp., 4.90% due 9/15/2015                          544,142
                                        315,000  Verizon Global Funding Corp., 7.75% due 12/01/2030                         361,094
                                                                                                                     --------------
                                                                                                                         14,415,837
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.8%               200,000  American Electric Power Co., Inc., 5.25% due 6/01/2015                     194,525
                                        150,000  Appalachian Power Co., 6.375% due 4/01/2036                                152,796
                                        235,000  Arizona Public Service Co., 5.50% due 9/01/2035                            207,398
                                        280,000  Commonwealth Edison Co., 6.95% due 7/15/2018                               295,346
                                        175,000  Consolidated Edison Co. of New York, 4.70% due 6/15/2009                   172,997
                                        375,000  Consolidated Edison Co. of New York Series 03-C,
                                                 5.10% due 6/15/2033                                                        336,924
                                        500,000  DTE Energy Co., 6.35% due 6/01/2016                                        515,483
                                        125,000  Entergy Mississippi, Inc., 5.15% due 2/01/2013                             120,199
                                        200,000  Exelon Corp., 5.625% due 6/15/2035                                         188,833
                                        175,000  FPL Group Capital, Inc., 7.375% due 6/01/2009                              184,111

Master Aggregate Bond Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                           Face
Industry                                 Amount  Fixed Income Securities                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   $    300,000  FirstEnergy Corp., 7.375% due 11/15/2031                            $      346,844
                                        200,000  FirstEnergy Corp. Series B, 6.45% due 11/15/2011                           208,635
                                        305,000  Florida Power & Light Co., 5.40% due 9/01/2035                             290,600
                                        160,000  Georgia Power Co. Series K, 5.125% due 11/15/2012                          158,553
                                        160,000  Hydro-Quebec, 8.40% due 1/15/2022                                          209,966
                                        160,000  Hydro Quebec Series GF, 8.875% due 3/01/2026                               225,221
                                        200,000  Metropolitan Edison Co., 4.875% due 4/01/2014                              190,602
                                        200,000  Ohio Power Co. Series G, 6.60% due 2/15/2033                               213,944
                                        200,000  PacifiCorp, 5.25% due 6/15/2035                                            184,274
                                        350,000  Pepco Holdings Inc, 6.45% due 8/15/2012                                    362,212
                                        235,000  Progress Energy, Inc., 7.10% due 3/01/2011                                 251,906
                                        850,000  Progress Energy, Inc., 5.625% due 1/15/2016                                849,432
                                        175,000  Public Service Co. of Colorado Series 15, 5.50% due 4/01/2014              176,248
                                        150,000  Public Service Co. of New Mexico, 4.40% due 9/15/2008                      147,053
                                        150,000  Southern California Edison Co., 6% due 1/15/2034                           153,322
                                        125,000  Southern California Edison Co., 5.55% due 1/15/2036                        119,999
                                        830,000  TXU Electric Delivery Co., 6.375% due 5/01/2012                            856,431
                                        300,000  Westar Energy, Inc., 5.10% due 7/15/2020                                   278,003
                                        280,000  Wisconsin Electric Power, 5.625% due 5/15/2033                             273,525
                                                                                                                     --------------
                                                                                                                          7,865,382
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.0%             250,000  Cooper Industries, Inc., 5.50% due 11/01/2009                              252,255
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                      150,000  Halliburton Co., 5.50% due 10/15/2010                                      150,911
Services - 0.0%                         225,000  Nabors Industries, Inc., 5.375% due 8/15/2012                              223,785
                                         75,000  Weatherford International Ltd., 5.50% due 2/15/2016                         73,864
                                                                                                                     --------------
                                                                                                                            448,560
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.3%         200,000  CVS Corp., 4% due 9/15/2009                                                192,898
                                        525,000  The Kroger Co., 7.50% due 4/01/2031                                        580,624
                                         85,000  The Kroger Co., Series B, 7.70% due 6/01/2029                               94,293
                                        110,000  SYSCO Corp., 5.375% due 9/21/2035                                          105,107
                                      1,735,000  Wal-Mart Stores, Inc., 6.875% due 8/10/2009                              1,816,942
                                        125,000  Wal-Mart Stores, Inc., 7.55% due 2/15/2030                                 153,542
                                                                                                                     --------------
                                                                                                                          2,943,406
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.4%                    285,000  Archer-Daniels-Midland Co., 5.935% due 10/01/2032                          290,903
                                        100,000  Bunge Ltd Finance Corp., 5.10% due 7/15/2015                                93,208
                                        200,000  Campbell Soup Co., 4.875% due 10/01/2013                                   193,611
                                        200,000  ConAgra Foods, Inc., 7% due 10/01/2028                                     216,040
                                        400,000  General Mills Inc., 6% due 2/15/2012                                       411,909
                                        350,000  The Hershey Co., 5.45% due 9/01/2016                                       353,984
                                        500,000  Kellogg Co., 2.875% due 6/01/2008                                          481,182
                                        260,000  Kraft Foods, Inc., 5.625% due 11/01/2011                                   262,690
                                      1,000,000  Kraft Foods, Inc. Series A, 4.125% due 11/12/2009                          968,943
                                        170,000  Sara Lee Corp., 6.25% due 9/15/2011                                        174,139
                                        180,000  Sara Lee Corp., 6.125% due 11/01/2032                                      168,973
                                         90,000  Unilever Capital Corp., 7.125% due 11/01/2010                               96,144
                                        200,000  Unilever Capital Corp., 5.90% due 11/15/2032                               201,155
                                        235,000  WM Wrigley Jr Co., 4.65% due 7/15/2015                                     223,892
                                                                                                                     --------------
                                                                                                                          4,136,773
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                    200,000  AGL Capital Corp., 4.45% due 4/15/2013                                     187,097
                                        300,000  Atmos Energy Corp., 7.375% due 5/15/2011                                   321,376
                                        260,000  Nisource Finance Corp., 5.25% due 9/15/2017                                242,594
                                        500,000  Southern California Gas Co., 4.80% due 10/01/2012                          487,731
                                                                                                                     --------------
                                                                                                                          1,238,798
-----------------------------------------------------------------------------------------------------------------------------------

Master Aggregate Bond Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                           Face
Industry                                 Amount  Fixed Income Securities                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &            $    320,000  Baxter International, Inc., 4.625% due 3/15/2015                    $      300,655
Supplies - 0.1%                         425,000  Boston Scientific Corp., 5.45% due 6/15/2014                               406,575
                                        185,000  Medtronic, Inc., 4.375% due 9/15/2010                                      179,799
                                                                                                                     --------------
                                                                                                                            887,029
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                 300,000  Quest Diagnostics, Inc., 5.45% due 11/01/2015                              293,070
Services - 0.1%                         375,000  UnitedHealth Group, Inc., 3.30% due 1/30/2008                              364,393
                                        300,000  UnitedHealth Group, Inc., 5.375% due 3/15/2016                             296,821
                                        300,000  UnitedHealth Group, Inc., 5.80% due 3/15/2036                              294,588
                                                                                                                     --------------
                                                                                                                          1,248,872
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                   380,000  Carnival Corp., 3.75% due 11/15/2007                                       373,124
Leisure - 0.2%                          225,000  Carnival Corp., 6.15% due 4/15/2008                                        227,235
                                        200,000  Harrah's Operating Co., Inc., 6.50% due 6/01/2016                          196,058
                                        225,000  Harrah's Operating Co., Inc., 5.75% due 10/01/2017                         205,775
                                        350,000  Yum! Brands, Inc., 7.65% due 5/15/2008                                     362,589
                                                                                                                     --------------
                                                                                                                          1,364,781
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.3%               360,000  Black & Decker Corp., 4.75% due 11/01/2014                                 336,767
                                        390,000  Centex Corp., 7.875% due 2/01/2011                                         421,290
                                        500,000  DR Horton, Inc., 6.50% due 4/15/2016                                       490,616
                                        200,000  Fortune Brands, Inc., 5.125% due 1/15/2011                                 196,411
                                        200,000  Lennar Corp., 5.95% due 3/01/2013                                          197,033
                                        100,000  MDC Holdings, Inc., 5.50% due 5/15/2013                                     93,215
                                        110,000  Pulte Homes, Inc., 7.875% due 8/01/2011                                    118,753
                                        350,000  Pulte Homes, Inc., 5.25% due 1/15/2014                                     331,431
                                         75,000  The Stanley Works, 4.90% due 11/01/2012                                     73,293
                                        325,000  Toll Brothers Finance Corp., 6.875% due 11/15/2012                         328,854
                                                                                                                     --------------
                                                                                                                          2,587,663
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.1%               490,000  Clorox Co., 4.20% due 1/15/2010                                            474,736
                                        294,000  Kimberly-Clark Corp., 7.10% due 8/01/2007                                  298,473
                                        180,000  The Proctor & Gamble Co., 4.95% due 8/15/2014                              177,139
                                        200,000  The Procter & Gamble Co., 4.85% due 12/15/2015                             194,036
                                        250,000  The Procter & Gamble Co., 5.80% due 8/15/2034                              259,154
                                                                                                                     --------------
                                                                                                                          1,403,538
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.0%                      435,000  First Data Corp., 6.375% due 12/15/2007                                    438,607
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%         725,000  General Electric Co., 5% due 2/01/2013                                     716,808
                                        300,000  Tyco International Group SA, 6.125% due 1/15/2009                          305,258
                                        600,000  Tyco International Group SA, 6% due 11/15/2013                             620,898
                                                                                                                     --------------
                                                                                                                          1,642,964
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.8%                        350,000  ACE INA Holdings Inc., 5.875% due 6/15/2014                                353,347
                                        710,000  AXA Financial, Inc., 7.75% due 8/01/2010                                   769,847
                                        400,000  The Allstate Corp., 6.125% due 2/15/2012                                   414,790
                                        350,000  The Allstate Corp., 5% due 8/15/2014                                       340,259
                                        150,000  The Allstate Corp., 5.35% due 6/01/2033                                    137,591
                                        325,000  American General Corp., 7.50% due 7/15/2025                                384,842
                                        450,000  Berkshire Hathaway Finance Corp., 4.125% due 1/15/2010                     437,188
                                        500,000  Berkshire Hathaway Finance Corp., 4.85% due 1/15/2015                      485,266
                                        300,000  Genworth Financial, Inc., 5.75% due 6/15/2014                              305,917
                                        300,000  Hartford Life, Inc., 7.375% due 3/01/2031                                  360,371
                                        275,000  John Hancock Financial Services, Inc., 5.625% due 12/01/2008               277,571
                                        175,000  Marsh & McLennan Cos., Inc., 6.25% due 3/15/2012                           178,865
                                        300,000  Marsh & McLennan Cos., Inc., 5.75% due 9/15/2015                           294,245

Master Aggregate Bond Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                           Face
Industry                                 Amount  Fixed Income Securities                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   $    150,000  MetLife, Inc., 6.125% due 12/01/2011                                $      155,626
                                        625,000  MetLife, Inc., 5% due 11/24/2013                                           607,650
                                        200,000  MetLife, Inc., 5.70% due 6/15/2035                                         194,341
                                         75,000  Montpelier Re Holdings Ltd., 6.125% due 8/15/2013                           72,454
                                        500,000  Monumental Global Funding II, 4.375% due 7/30/2009 (a)                     489,482
                                        145,000  New York Life Insurance Co., 5.875% due 5/15/2033 (a)                      148,243
                                         75,000  The Progressive Corp., 6.25% due 12/01/2032                                 78,779
                                        500,000  Prudential Financial, Inc., 5.10% due 9/20/2014                            488,207
                                        100,000  RLI Corp., 5.95% due 1/15/2014                                              98,298
                                        150,000  SunAmerica, Inc., 5.60% due 7/31/2097                                      135,613
                                        250,000  Travelers Property Casualty Corp., 6.375% due 3/15/2033                    254,659
                                        350,000  W.R. Berkley Corp., 5.125% due 9/30/2010                                   346,948
                                         60,000  Western & Southern Financial Group, Inc.,
                                                 5.75% due 7/15/2033 (a)                                                     57,698
                                                                                                                     --------------
                                                                                                                          7,868,097
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.3%                        265,000  Caterpillar Financial Services Corp., 4.875% due 6/15/2007                 264,120
                                        300,000  Caterpillar Financial Services Corp., 4.60% due 1/15/2014                  286,627
                                      1,000,000  Caterpillar, Inc., 6.55% due 5/01/2011                                   1,053,042
                                        150,000  Caterpillar, Inc., 6.05% due 8/15/2036                                     156,150
                                        230,000  Deere & Co., 6.95% due 4/25/2014                                           253,051
                                        220,000  Dover Corp., 4.875% due 10/15/2015                                         211,826
                                        500,000  John Deere Capital Corp., 4.875% due 3/16/2009                             496,841
                                        250,000  John Deere Capital Corp, 7% due 3/15/2012                                  269,835
                                                                                                                     --------------
                                                                                                                          2,991,492
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.0%                            255,000  British Sky Broadcasting Plc, 8.20% due 7/15/2009                          273,194
                                        400,000  CBS Corp., 5.50% due 5/15/2033                                             337,918
                                        200,000  COX Enterprises, Inc., 4.375% due 5/01/2008 (a)                            196,242
                                        100,000  Clear Channel Communications, Inc., 7.25% due 10/15/2027                    97,002
                                        450,000  Comcast Cable Communications, 8.875% due 5/01/2017                         543,765
                                        465,000  Comcast Corp., 5.85% due 1/15/2010                                         471,602
                                        300,000  Comcast Corp., 6.50% due 1/15/2017                                         313,152
                                        570,000  Comcast Corp., 7.05% due 3/15/2033                                         610,373
                                        250,000  Comcast Corp., 6.50% due 11/15/2035                                        251,741
                                        235,000  Cox Communications, Inc., 7.125% due 10/01/2012                            250,445
                                        450,000  Cox Communications, Inc., 6.80% due 8/01/2028                              459,225
                                        375,000  Gannett Co., Inc., 5.50% due 4/01/2007                                     374,369
                                        200,000  IAC/InterActiveCorp, 7% due 1/15/2013                                      205,177
                                        665,000  News America, Inc., 7.25% due 5/18/2018                                    732,416
                                        340,000  News America, Inc., 7.28% due 6/30/2028                                    361,931
                                        345,000  The Thomson Corp., 5.75% due 2/01/2008                                     346,114
                                        325,000  The Thomson Corp., 4.25% due 8/15/2009                                     315,463
                                        352,000  Time Warner Companies, Inc., 6.875% due 6/15/2018                          369,334
                                      1,660,000  Time Warner, Inc., 6.875% due 5/01/2012                                  1,755,267
                                        400,000  Time Warner, Inc., 7.70% due 5/01/2032                                     446,695
                                        350,000  Viacom, Inc., 6.875% due 4/30/2036 (a)                                     346,006
                                        375,000  Walt Disney Co., 6.375% due 3/01/2012                                      393,870
                                        100,000  Walt Disney Co. Series B, 6.20% due 6/20/2014                              105,206
                                                                                                                     --------------
                                                                                                                          9,556,507
-----------------------------------------------------------------------------------------------------------------------------------

Master Aggregate Bond Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                           Face
Industry                                 Amount  Fixed Income Securities                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%             $    300,000  Alcan, Inc., 5% due 6/01/2015                                       $      286,176
                                        150,000  Alcan, Inc., 5.75% due 6/01/2035                                           142,142
                                        150,000  Alcoa, Inc., 6% due 1/15/2012                                              154,460
                                        400,000  Alcoa, Inc., 5.375% due 1/15/2013                                          400,516
                                        365,000  BHP Finance USA Ltd., 6.42% due 3/01/2026                                  392,639
                                        200,000  Barrick Gold Finance, Inc., 4.875% due 11/15/2014                          190,539
                                        120,000  Corporacion Nacional del Cobre de Chile - CODELCO,
                                                 6.375% due 11/30/2012 (a)                                                  125,161
                                        300,000  Inco Ltd., 7.75% due 5/15/2012                                             324,127
                                        100,000  Newmont Mining Corp., 5.875% due 4/01/2035                                  93,840
                                        150,000  Teck Cominco Ltd., 6.125% due 10/01/2035                                   144,096
                                        400,000  Textron Financial Corp. Series E, 4.125% due 3/03/2008                     393,236
                                        150,000  Vale Overseas Ltd., 6.25% due 1/11/2016                                    148,875
                                                                                                                     --------------
                                                                                                                          2,795,807
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.6%                  180,000  Baltimore Gas & Electric, 5.20% due 6/15/2033                              158,422
                                        300,000  CenterPoint Energy Resources Corp. Series B,
                                                 7.875% due 4/01/2013                                                       333,910
                                        115,000  Cincinnati Gas & Electric, 5.70% due 9/15/2012                             115,865
                                        250,000  Dominion Resources, Inc., 4.125% due 2/15/2008                             246,013
                                        300,000  Dominion Resources, Inc., 5.70% due 9/17/2012                              301,807
                                        200,000  Dominion Resources, Inc., 6.30% due 3/15/2033                              202,158
                                        180,000  Dominion Resources, Inc., 5.95% due 6/15/2035                              174,779
                                        541,000  Dominion Resources, Inc. Series A, 8.125% due 6/15/2010                    588,821
                                      1,150,000  Duke Energy Corp., 6.25% due 1/15/2012                                   1,197,006
                                        200,000  New York State Electric & Gas Corp., 5.75% due 5/01/2023                   192,430
                                        400,000  PSEG Power LLC, 5.50% due 12/01/2015                                       391,449
                                        400,000  Pacific Gas & Electric Co., 3.60% due 3/01/2009                            385,699
                                        250,000  Pacific Gas & Electric Co., 4.20% due 3/01/2011                            239,788
                                        200,000  Pacific Gas & Electric Co., 6.05% due 3/01/2034                            201,162
                                        245,000  Public Service Electric & Gas, 5.125% due 9/01/2012                        242,239
                                        170,000  South Carolina Electric & Gas, 6.70% due 2/01/2011                         179,418
                                        290,000  Southern Power Co. Series B, 6.25% due 7/15/2012                           299,906
                                        250,000  Xcel Energy, Inc., 6.50% due 7/01/2036                                     263,761
                                                                                                                     --------------
                                                                                                                          5,714,633
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.3%                  25,000  Federated Department Stores, 6.625% due 9/01/2008                           25,496
                                        135,000  Federated Department Stores, 6.30% due 4/01/2009                           137,297
                                        670,000  JC Penny Corp. Inc., 8% due 3/01/2010                                      720,683
                                        235,000  Kohl's Corp., 6.30% due 3/01/2011                                          243,650
                                        600,000  The May Department Stores Co., 5.75% due 7/15/2014                         590,507
                                        888,000  Target Corp., 10% due 1/01/2011                                          1,038,893
                                        100,000  Target Corp., 6.75% due 1/01/2028                                          112,261
                                                                                                                     --------------
                                                                                                                          2,868,787
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                    20,000  Amerada Hess Corp., 7.30% due 8/15/2031                                     22,521
Fuels - 1.7%                            390,000  Anadarko Finance Co. Series B, 6.75% due 5/01/2011                         409,782
                                         60,000  Anadarko Finance Co. Series B, 7.50% due 5/01/2031                          68,605
                                        500,000  Apache Corporation, 6.25% due 4/15/2012                                    521,552
                                        390,000  Atlantic Richfield Co., 5.90% due 4/15/2009                                397,662
                                        730,000  Burlington Resources Finance Co., 6.50% due 12/01/2011                     772,846
                                        525,000  Canadian Natural Resources Ltd., 4.90% due 12/01/2014                      495,146
                                        330,000  Chevron Phillips Chemical Co. LLC, 5.375% due 6/15/2007                    329,593
                                        425,000  ChevronTexaco Capital Co., 3.50% due 9/17/2007                             418,398
                                        565,000  ChevronTexaco Capital Co., 3.375% due 2/15/2008                            551,318
                                        125,000  Colonial Pipeline Co., 7.63% due 4/15/2032 (a)                             156,529
                                        655,000  Conoco Phillips Holding Co., 6.95% due 4/15/2029                           755,387

Master Aggregate Bond Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                           Face
Industry                                 Amount  Fixed Income Securities                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   $    225,000  Consolidated Natural Gas Co., 5% due 12/01/2014                     $      213,652
                                        475,000  Consolidated Natural Gas Co. Series C, 6.25% due 11/01/2011                489,527
                                        150,000  Devon Energy Corp., 7.95% due 4/15/2032                                    185,223
                                        600,000  EnCana Corp., 4.75% due 10/15/2013                                         568,246
                                        900,000  Enterprise Products Operating LP, 5.60% due 10/15/2014                     880,658
                                        106,500  Kern River Funding Corp., 4.893% due 4/30/2018 (a)                         103,168
                                        250,000  Kinder Morgan Energy Partners LP, 5.35% due 8/15/2007                      248,085
                                        425,000  Kinder Morgan Energy Partners LP, 6.75% due 3/15/2011                      442,802
                                        125,000  Marathon Oil Corp., 6.80% due 3/15/2032                                    138,835
                                        760,000  Midamerican Energy Holdings Co., 5.875% due 10/01/2012                     773,872
                                        175,000  Midamerican Energy Holdings Co., 6.125% due 4/01/2036 (a)                  176,891
                                        150,000  Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)                            148,639
                                        100,000  Murphy Oil Corp., 6.375% due 5/01/2012                                     103,236
                                        400,000  Nexen, Inc., 5.05% due 11/20/2013                                          387,577
                                        950,000  Norsk Hydro ASA, 6.36% due 1/15/2009                                       973,769
                                        150,000  Occidental Petroleum Corp., 8.45% due 2/15/2029                            198,746
                                        745,000  Ocean Energy, Inc., 7.25% due 10/01/2011                                   800,567
                                        200,000  PTT PCL, 5.875% due 8/03/2035 (a)                                          182,199
                                      1,025,000  Pemex Project Funding Master Trust, 8.85% due 9/15/2007                  1,055,750
                                        405,000  Pemex Project Funding Master Trust, 9.125% due 10/13/2010                  453,398
                                        450,000  Pemex Project Funding Master Trust, 5.75% due 12/15/2015                   439,650
                                        500,000  Pemex Project Funding Master Trust, 5.75% due 12/15/2015 (a)               488,500
                                         40,000  Pemex Project Funding Master Trust, 8.625% due 2/01/2022                    48,040
                                        200,000  Petro-Canada, 5.95% due 5/15/2035                                          190,858
                                        210,000  Plains All American Pipeline LP, 5.625% due 12/15/2013                     207,548
                                        150,000  TGT Pipeline LLC, 5.20% due 6/01/2018                                      141,468
                                        225,000  Talisman Energy, Inc., 5.85% due 2/01/2037                                 209,750
                                        300,000  Texas Gas Transmission Corp., 4.60% due 6/01/2015                          279,032
                                        200,000  Transocean, Inc., 7.50% due 4/15/2031                                      235,383
                                        400,000  Valero Energy Corp., 6.875% due 4/15/2012                                  425,844
                                        175,000  XTO Energy, Inc., 4.90% due 2/01/2014                                      166,528
                                        300,000  XTO Energy, Inc., 5% due 1/31/2015                                         285,449
                                                                                                                     --------------
                                                                                                                         16,542,229
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.2%          300,000  Celulosa Arauco y Constitucion SA, 5.125% due 7/09/2013                    287,755
                                        300,000  International Paper Co., 5.30% due 4/01/2015                               290,051
                                        150,000  Inversiones CMPC SA, 4.875% due 6/18/2013 (a)                              143,307
                                        200,000  Westvaco Corp., 8.20% due 1/15/2030                                        225,019
                                        242,000  Weyerhaeuser Co., 5.95% due 11/01/2008                                     244,696
                                        250,000  Weyerhaeuser Co., 6.75% due 3/15/2012                                      261,283
                                        275,000  Weyerhaeuser Co., 7.375% due 3/15/2032                                     284,866
                                                                                                                     --------------
                                                                                                                          1,736,977
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.4%                  350,000  Abbott Laboratories, 3.50% due 2/17/2009                                   337,683
                                        485,000  Abbott Laboratories, 5.875% due 5/15/2016                                  502,435
                                        560,000  AstraZeneca Group Plc, 5.40% due 6/01/2014                                 563,690
                                        290,000  Eli Lilly & Co., 7.125% due 6/01/2025                                      340,024
                                        200,000  GlaxoSmithKline Capital Inc., 5.375% due 4/15/2034                         195,087
                                        300,000  Johnson & Johnson, 4.95% due 5/15/2033                                     283,462
                                        300,000  Merck & Co., 6.40% due 3/01/2028                                           320,358
                                        250,000  Pfizer, Inc., 4.65% due 3/01/2018                                          236,415
                                        160,000  Teva Pharmaceutical Finance LLC, 6.15% due 2/01/2036                       153,982
                                        700,000  Wyeth, 5.50% due 2/01/2014                                                 701,326
                                        200,000  Wyeth, 6.50% due 2/01/2034                                                 215,879
                                                                                                                     --------------
                                                                                                                          3,850,341
-----------------------------------------------------------------------------------------------------------------------------------

Master Aggregate Bond Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                           Face
Industry                                 Amount  Fixed Income Securities                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts      $    215,000  AvalonBay Communities, Inc., 6.625% due 9/15/2011                   $      226,397
(REITs) - 0.6%                          195,000  Brandywine Operating Partnership LP, 5.625% due 12/15/2010                 195,763
                                        530,000  Developers Diversified Realty Corp., 6.625% due 1/15/2008                  537,328
                                        100,000  Developers Diversified Realty Corp., 5.375% due 10/15/2012                  98,976
                                        450,000  Duke Realty LP, 5.25% due 1/15/2010                                        447,744
                                        200,000  EOP Operating LP, 6.75% due 2/15/2012                                      209,982
                                        145,000  EOP Operating LP, 7.25% due 6/15/2028                                      157,891
                                         25,000  EOP Operating LP, 7.50% due 4/19/2029                                       27,999
                                        400,000  ERP Operating LP, 5.25% due 9/15/2014                                      393,027
                                        400,000  HRPT Properties Trust, 5.75% due 2/15/2014                                 398,636
                                        265,000  iStar Financial, Inc., 5.65% due 9/15/2011                                 265,229
                                        275,000  Liberty Property-LP, 7.25% due 3/15/2011                                   292,967
                                        350,000  Prologis, 5.625% due 11/15/2015                                            347,238
                                        250,000  Simon Property Group LP, 4.60% due 6/15/2010                               243,960
                                        200,000  Simon Property Group LP, 5.10% due 6/15/2015                               192,644
                                        750,000  Simon Property Group LP, 6.10% due 5/01/2016                               773,382
                                        400,000  Vornado Realty LP, 5.60% due 2/15/2011                                     399,911
                                        240,000  Westfield Capital Corp. Ltd., 5.125% due 11/15/2014 (a)                    232,891
                                                                                                                     --------------
                                                                                                                          5,441,965
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.4%                      250,000  Burlington Northern Santa Fe Corp., 6.20% due 8/15/2036                    260,452
                                        490,000  CSX Corp., 6.75% due 3/15/2011                                             517,011
                                        500,000  Canadian National Railway Co., 6.375% due 10/15/2011                       523,924
                                        675,000  Norfolk Southern Corp., 6.75% due 2/15/2011                                713,502
                                        105,000  Norfolk Southern Corp., 5.59% due 5/17/2025                                102,619
                                        315,000  Norfolk Southern Corp., 7.25% due 2/15/2031                                371,218
                                        275,000  TTX Co., 4.90% due 3/01/2015 (a)                                           263,461
                                      1,080,000  Union Pacific Corp., 5.75% due 10/15/2007                                1,081,823
                                                                                                                     --------------
                                                                                                                          3,834,010
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.1%                         830,000  Oracle Corp. and Ozark Holding, Inc., 5.25% due 1/15/2016                  816,776
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.2%                 500,000  Home Depot, Inc., 5.40% due 3/01/2016                                      496,701
                                         65,000  Lowe's Cos., Inc., 6.50% due 3/15/2029                                      71,140
                                        150,000  Lowe's Cos., Inc., 5.50% due 10/15/2035                                    145,556
                                        200,000  Ltd. Brands, 6.125% due 12/01/2012                                         202,428
                                        700,000  Staples, Inc., 7.125% due 8/15/2007                                        708,255
                                                                                                                     --------------
                                                                                                                          1,624,080
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.3%       700,000  Countrywide Financial Corp. Series A, 4.50% due 6/15/2010                  680,530
                                        230,000  Golden West Financial Corp., 4.75% due 10/01/2012                          223,908
                                        300,000  Residential Capital Corp., 6.375% due 6/30/2010                            303,533
                                        400,000  Residential Capital Corp., 6.50% due 4/17/2013                             406,217
                                        275,000  Washington Mutual Bank FA, 5.125% due 1/15/2015                            265,532
                                        145,000  Washington Mutual Financial Corp., 6.875% due 5/15/2011                    154,596
                                        435,000  Washington Mutual, Inc., 4.20% due 1/15/2010                               421,190
                                         90,000  Washington Mutual, Inc., 8.25% due 4/01/2010                                97,706
                                        300,000  Washington Mutual, Inc., 5.25% due 9/15/2017                               288,634
                                                                                                                     --------------
                                                                                                                          2,841,846
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.0%                          345,000  Altria Group Inc., 7% due 11/04/2013                                       376,162
-----------------------------------------------------------------------------------------------------------------------------------

Master Aggregate Bond Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                           Face
Industry                                 Amount  Fixed Income Securities                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication         $    575,000  AT&T Wireless Services, Inc., 8.75% due 3/01/2031                   $      735,080
Services - 0.4%                         250,000  America Movil SA de CV, 6.375% due 3/01/2035                               238,926
                                        150,000  Cingular Wireless LLC, 7.125% due 12/15/2031                               164,177
                                        400,000  Sprint Capital Corp., 6.375% due 5/01/2009                                 409,652
                                        260,000  Sprint Capital Corp., 8.375% due 3/15/2012                                 291,404
                                        200,000  Sprint Capital Corp., 6.90% due 5/01/2019                                  208,132
                                        600,000  Sprint Capital Corp., 8.75% due 3/15/2032                                  731,699
                                        530,000  Vodafone Group Plc, 7.75% due 2/15/2010                                    568,316
                                        185,000  Vodafone Group Plc, 7.875% due 2/15/2030                                   216,925
                                        200,000  Vodafone Group Plc, 6.25% due 11/30/2032                                   197,796
                                                                                                                     --------------
                                                                                                                          3,762,107
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Fixed Income Securities (Cost - $203,220,878) - 20.9%            202,438,697
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Foreign Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                      1,990,000  Canadian Government International Bond, 5.25% due 11/05/2008             2,007,331
                                        350,000  Chile Government International Bond, 5.50% due 1/15/2013                   352,100
                                        500,000  China Government International Bond, 7.30% due 12/15/2008                  522,972
                                        400,000  Export-Import Bank of Korea, 5.125% due 2/14/2011                          396,375
                                        625,000  Export-Import Bank of Korea, 5.125% due 3/16/2015                          610,422
                                      1,000,000  Inter-American Development Bank, 6.80% due 10/15/2025                    1,185,179
                                        675,000  Italy Government International Bond, 4% due 6/16/2008                      664,369
                                        450,000  Italy Government International Bond, 6% due 2/22/2011                      467,775
                                        420,000  Italy Government International Bond, 4.50% due 1/21/2015                   405,769
                                      1,050,000  Italy Government International Bond, 6.875% due 9/27/2023                1,225,107
                                        525,000  Italy Government International Bond, 5.375% due 6/15/2033                  523,405
                                      1,000,000  Landwirtschaftliche Rentenbank, 4.875% due 2/14/2011                       996,876
                                      1,520,000  Mexico Government International Bond, 9.875% due 2/01/2010               1,734,320
                                      1,136,000  Mexico Government International Bond, 6.375% due 1/16/2013               1,194,504
                                      1,580,000  Mexico Government International Bond Series A,
                                                 6.75% due 9/27/2034                                                      1,677,170
                                        220,000  Poland Government International Bond, 5% due 10/19/2015                    215,410
                                        445,000  Province of British Columbia, 4.625% due 10/03/2006                        445,000
                                      1,120,000  Province of Manitoba Canada, 5.50% due 10/01/2008                        1,131,563
                                      1,100,000  Province of Ontario, 3.125% due 5/02/2008                                1,067,822
                                        500,000  Province of Ontario, 4.75% due 1/19/2016                                   488,116
                                        350,000  Province of Quebec, 4.875% due 5/05/2014                                   344,585
                                        950,000  Province of Quebec, 4.60% due 5/26/2015                                    913,024
                                        250,000  Province of Quebec, 7.50% due 9/15/2029                                    320,700
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Foreign Government Obligations
                                                 (Cost - $18,842,941) - 1.9%                                             18,889,894
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Capital Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.0%                 250,000  HBOS Plc, 5.375% (a)(b)(c)                                                 245,556
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                    75,000  Pemex Project Funding Master Trust, 7.375% due 12/15/2014                   81,075
Fuels - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Capital Trusts (Cost - $326,962) - 0.0%                              326,631
-----------------------------------------------------------------------------------------------------------------------------------

State                                            Municipal Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 0.1%                         900,000  Illinois State, GO, 5.10% due 6/01/2033                                    862,407
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 0.1%                          1,040,000  Dallas, Texas, GO, Series C, 5.25% due 2/15/2024                         1,028,373
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Municipal Bonds (Cost - $1,859,286) - 0.2%                         1,890,780
-----------------------------------------------------------------------------------------------------------------------------------

Master Aggregate Bond Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                           Face
                                         Amount  Short-Term Securities                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper**                 $  4,700,000  UBS Finance (Delaware) LLC, 5.25% due 10/02/2006                    $    4,700,000
-----------------------------------------------------------------------------------------------------------------------------------

                                     Beneficial
                                       Interest
-----------------------------------------------------------------------------------------------------------------------------------
                                   $ 58,765,500  BlackRock Liquidity Series, LLC
                                                 Money Market Series, 5.33% (e)(f)(g)                                    58,765,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Short-Term Securities (Cost - $63,465,500) - 6.6%                 63,465,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Investments (Cost - $1,092,366,343+) - 112.7%                  1,092,227,021

                                                 Liabilities in Excess of Other Assets - (12.7%)                       (123,224,834)
                                                                                                                     --------------
                                                 Net Assets - 100.0%                                                 $  969,002,187
                                                                                                                     ==============

* Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancing of the underlying mortgage instruments, the average life may be substantially less than the original maturity.
** Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase.
+ The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,092,522,920
                                                                ===============
      Gross unrealized appreciation                             $     9,661,813
      Gross unrealized depreciation                                  (9,957,712)
                                                                ---------------
      Net unrealized depreciation                               $      (295,899)
                                                                ===============

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b)   The security is a perpetual bond and has no definite maturity date.
(c)   Floating rate security.
(d)   Security, or a portion of security, is on loan.
(e) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------------
      Affiliate                                                Net Activity       Interest Income
      -------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Money Market Series      $  8,624,250       $        54,193
      PNC Funding Corp., 4.20% due 3/10/2008                             --       $        15,605
      -------------------------------------------------------------------------------------------

(f)   Security was purchased with the cash proceeds from securities loans.
(g)   Represents the current yield as of September 30, 2006.
(h) Represents or includes a "to-be-announced" transaction. The Series has committed to purchasing and/or selling securities for which all specific information is not available at this time.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Aggregate Bond Index Fund of BlackRock Index Funds, Inc. and Master Core Bond Enhanced Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Aggregate Bond Index Fund of BlackRock Index Funds, Inc. and Master Core Bond Enhanced Index Series of Quantitative Master Series Trust

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Aggregate Bond Index Fund of BlackRock Index Funds, Inc. and Master Core Bond Enhanced Index Series of Quantitative Master Series Trust

Date: November 17, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Aggregate Bond Index Fund of BlackRock Index Funds, Inc. and Master Core Bond Enhanced Index Series of Quantitative Master Series Trust

Date: November 17, 2006